Events Occurred During the Year - Summary of Gain Or Loss from Discontinued Operations (Detail) R$ in Thousands, $ in Thousands			12 Months Ended
	Oct. 11, 2018 USD ($)	Oct. 11, 2018 BRL (R$)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 BRL (R$)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 BRL (R$)
Disclosure Of Cash Flows From Discontinued Operations [line items]
Proceeds from sale			$ (62)	R$ (241)
Deferred revenue - TSA			919	R$ 3,562	R$ 3,641	R$ 1,875
Mexico [member]
Disclosure Of Cash Flows From Discontinued Operations [line items]
Proceeds from sale	$ (1,693)	R$ (6,271)	6,271
Deferred revenue - TSA			(2,865)
Other related costs			(1,793)
Investments disposal			(1,308)
Foreign currency translation - OCI			(64)
Gain loss recognized from discontinued operations			$ 241